Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 23, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger International Focus Fund

Alger Mid Cap Growth Fund

Alger Mid Cap Focus Fund

Alger Weatherbie Specialized Growth Fund

Alger Small Cap Growth Fund

Alger Small Cap Focus Fund

Alger Health Sciences Fund

Alger Growth & Income Fund

Alger 25 Fund

Alger 35 Fund

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund

Alger Focus Equity Fund

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

THE ALGER FUNDS II

Alger Spectra Fund

Alger Responsible Investing Fund

Alger Dynamic Opportunities Fund

Alger Emerging Markets Fund

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Balanced Portfolio

ALGER GLOBAL FOCUS FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Capital Appreciation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger International Focus Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger International Focus Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Mid Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Mid Cap Focus Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Mid Cap Focus Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Weatherbie Specialized Growth Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Weatherbie Specialized Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Small Cap Focus Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Small Cap Focus Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Health Sciences Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger Growth & Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger 25 Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger 25 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS | Alger 35 Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS

Alger 35 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER INSTITUTIONAL FUNDS | Alger Capital Appreciation Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER INSTITUTIONAL FUNDS | Alger Focus Equity Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER INSTITUTIONAL FUNDS

Alger Focus Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER INSTITUTIONAL FUNDS | Alger MidCap Growth Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER INSTITUTIONAL FUNDS

Alger Mid Cap Growth Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER INSTITUTIONAL FUNDS | Alger SmallCap Growth Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER INSTITUTIONAL FUNDS

Alger Small Cap Growth Institutional Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS II | Alger Spectra Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS II

Alger Spectra Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS II | Alger Responsible Investing Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS II

Alger Responsible Investing Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS II | Alger Dynamic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS II

Alger Dynamic Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER FUNDS II | Alger Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER FUNDS II

Alger Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Large Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Weatherbie Specialized Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Weatherbie Specialized Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Small Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Growth & Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER PORTFOLIOS | Alger Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
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THE ALGER PORTFOLIOS

Alger Balanced Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALGER GLOBAL FOCUS FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.